Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Disposal of Subsidiaries
30.	DISPOSAL OF SUBSIDIARIES
The board of directors of the Group’s subsidiary, SPIL (Cayman) Holding Limited, resolved in September 2020 to dispose its 100% shareholdings in Siliconware Electronics (Fujian) Co., Limited (“SF”) to Shenzhen Hiwin System Limited with a consideration of RMB966,000 thousand. The disposal was completed in October 2020 and the control over SF was transferred to the acquirer.
The board of directors of the Company resolved in December 2021 to dispose its 100% shareholdings in GAPT Holding Limited (including its subsidiaries) and ASEKS (collectively, “GAPT Holding and ASEKS”). The disposal was completed in December 2021 and the control over GAPT Holding and ASEKS was transferred to the acquirer.

a.	Analysis of assets and liabilities on the date control was lost

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Current Assets
Cash and cash equivalent	$200,347	$2,625,715
Trade and other receivables	318,425	4,505,531
Inventories	239,865	2,284,880
Other current assets	111,913	1,215,992
Non-Current Assets
Property, plant and equipment	7,546,413	16,693,129
Right-of-use assets	812,861	181,855
Investment property	—	787,250
Goodwill	—	310,711
Deferred tax assets	298,217	659,972
Other non-current assets	43,482	308,500
Current Liabilities
Short-term borrowings	—	(2,443,005)
Trade and other payables	(1,739,330)	(5,949,592)
Current portion of long-term borrowings	(1,746,000)	—
Other current liabilities	(24,564)	(647,027)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	—
Deferred tax liabilities	(796)	(200,899)
Lease liabilities – non-current	—	(8,150)
Other non-current liabilities	—	(156,863)

Net assets disposed of	$3,113,151	$20,167,999

b.	Gain on disposal of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Total consideration (paid in cash)	$4,078,844	$36,939,133
Net assets disposed of	(3,113,151)	(20,167,999)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	(162,940)	569,284

Gain on disposals	$802,753	$17,340,418

c.	Net cash inflow on disposals of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$

Consideration received in cash and cash equivalents	$4,078,844	$36,939,133
Less: Cash and cash equivalent balances disposed of	(200,347)	(2,625,715)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(10,533,600)

	$3,717,039	$23,779,818

The due date of the abovementioned other receivables (the “Receivables”) in relation with GAPT Holding and ASEKS, originally scheduled to be the business day following the expiration of 6 months from the settlement date, was postponed to the business day following the expiration of 15 months from the settlement date, which was March 17, 2023, by the resolution of the board of directors and the agreement with the counterparty. To increase our opportunity for capital gains in the future, the Company’s board of directors revolved on March 15, 2023 to enter into a supplemental share purchase agreement (the “Agreement”) with the counterparty and its affiliates stipulating that the counterparty’s affiliate will offer us newly issued ordinary shares (the “Alternative Consideration Shares”) as an alternative to its obligation of the Receivables. If the counterparty’s affiliate fail to offer us the Alternative Consideration Shares within 12 months following the signing date of the Agreement, the counterparty and its affiliates should pay us the Receivables within 5 months after the expiry of the 12-month period.